Financial Instruments - Schedule of Financial Assets and Liabilities at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities held for trading [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial liabilities, at fair value	$ 18,859	$ 22,115
Long-term receivables [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial assets, at fair value	5,812	930,001
Financial assets mandatorily measured at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial assets, at fair value	1,521,406	1,709,531
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial assets, at fair value	7,545,171	6,979,925
Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial assets, at fair value	7,356,501	6,803,900
Level 2 [member] | Financial liabilities held for trading [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial liabilities, at fair value	18,859	22,115
Level 2 [member] | Long-term receivables [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial assets, at fair value	5,812	930,001
Level 2 [member] | Financial assets mandatorily measured at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial assets, at fair value	1,521,406	1,709,531
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Financial assets, at fair value	$ 188,670	$ 176,025